UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     1/5/09
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              TITLE OF       CUSIP          VALUE       SHARES     SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS                       (x$1000)      PRN  AMT   PRN CALL DSCRETN  MANAGERS SOLE     SHARED   NONE
--------------------------------------------------------------------- --------------------------------------------------------  ----
ALPHATEC HOLDINGS INC         COM            02081G102         1,894       375,779     SH      SOLE      N/A   375,779
BIOTECH HOLDERS TR            DEPOSTRY RCPTS 09067D201           233         1,441     SH      SOLE      N/A     1,441
CYPRESS BIOSCIENCES INC       COM PAR $.02   232674507         5,233       474,406     SH      SOLE      N/A   474,406
DENDREON CORP                 COM            24823Q107         2,626       422,200    PUT      SOLE      N/A   422,200
EMISPHERE TECHNOLOGIES INC    COM            291345106           782       286,510     SH      SOLE      N/A   286,510
HAEMONETICS CORP-MASS         COM            405024100         1,231        19,531     SH      SOLE      N/A    19,531
INTROGEN THERAPEUTICS INC     COM            46119F107            63        21,646     SH      SOLE      N/A    21,646
JONES APPAREL GROUP INC       COM            480074103         7,081       442,848     SH      SOLE      N/A   442,848
KERYX BIOPHARMACEUTICALS INC  COM            492515101         3,156       375,728     SH      SOLE      N/A   375,728
MEDIVATION INC                COM            58501N101           900        62,472     SH      SOLE      N/A    62,472
MYRIAD GENETICS INC           COM            62855J104        12,138       261,477     SH      SOLE      N/A   261,477
NEKTAR THERAPEUTICS           COM            640268108           340        50,605     SH      SOLE      N/A    50,605
NORTHSTAR NEUROSCIENCE INC    COM            66704V101           908        97,661     SH      SOLE      N/A    97,661
OSI PHARMACEUTICALS INC       COM            671040103           902        18,589     SH      SOLE      N/A    18,589
PLANETOUT INC                 COM NEW        727058208           293        47,179     SH      SOLE      N/A    47,179
PROGENICS PHARMACEUTICALS INC COM            743187106         1,326        73,401     SH      SOLE      N/A    73,401
PROSHARES TR                  UTRA XIN CH25  74347R321           384         5,000     SH      SOLE      N/A     5,000
SUPERGEN INC                  COM            868059106         1,175       321,878     SH      SOLE      N/A   321,878
UNITED THERAPEUTICS CORP DEL  COM            91307C102         1,808        18,518     SH      SOLE      N/A    18,518
VANDA PHARMACEUTICALS INC     COM            921659108           940       136,609     SH      SOLE      N/A   136,609

                                          20                  43,413



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         20
Form 13F Information Table Value Total:         43,413
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE